Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period	16,050,000	15,710,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 0.16	$ 0.16
Number of share options granted in share-based payment arrangement	2,570,000	2,900,000
Weighted average exercise price of share options granted in share-based payment arrangement	$ 0.06	$ 0.095
Number of share options expired in share-based payment arrangement	(3,760,000)	(2,500,000)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 0.16	$ (0.45)
Number of share options forfeited in share-based payment arrangement	0	(60,000)
Weighted average exercise price of share options forfeited in share-based payment arrangement	$ 0	$ (0.10)
Number of share options outstanding in share-based payment arrangement at end of period	14,860,000	16,050,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 0.09	$ 0.16
Number of share options exercisable in share-based payment arrangement	14,860,000	15,850,000
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 0.09	$ 0.17